Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 3,055,894	$ 4,572,487	$ 1,847,171
Accounts receivable, net	772,914	373,858	809,540
Inventory, net	567,422	543,747	533,425
Prepaid expenses and other current assets	178,356	292,918	311,644
Total current assets	4,574,586	5,783,010	3,501,780
Property and equipment, net	197,502	1,221,827	835,537
Finance lease right-of-use assets, net	984,742	0
Operating lease right-of-use assets	1,381,830	0
Goodwill	600,814	600,814	600,814
Intangible assets, net	951,458	1,085,366	1,353,182
Other noncurrent assets	241,182	259,346	328,601
Total assets	8,932,114	8,950,363	6,619,914
Current liabilities
Accounts payable	1,258,908	1,623,751	1,691,712
Accrued compensation and benefits	1,190,500	1,041,573	746,924
Accrued liabilities	820,667	902,019	1,160,714
Deferred revenue	9,993	15,824	24,442
Short-term notes payable	343,330	398,595	1,010,961
Short-term finance lease liabilities	576,322	399,345	154,839
Short-term operating lease liabilities	958,992	0
Total current liabilities	5,158,712	4,381,107	4,789,592
Deferred rent	0	162,919	290,719
Note payable	494,897	660,340	0
Warrant liability	0	67	8,453
Long-term finance lease liabilities	379,825	437,189	130,153
Long-term operating lease liabilities	1,071,677	0
Total liabilities	7,105,111	5,641,622	5,218,917
Commitments (Note 9)
Stockholders' equity
Preferred stock	0	0	0
Common stock	176,457	86,457	22,653
Additional paid-in capital	170,190,415	165,313,902	150,114,671
Accumulated deficit	(168,524,652)	(162,078,525)	(148,710,427)
Accumulated other comprehensive loss	(15,217)	(13,093)	(25,900)
Total stockholders' equity	1,827,003	3,308,741	1,400,997
Total liabilities and stockholders' equity	$ 8,932,114	$ 8,950,363	$ 6,619,914